Investment in Operating Leases	12 Months Ended
Mar. 31, 2017
Investment in Operating Leases

6. Investment in Operating Leases

Investment in operating leases at March 31, 2016 and 2017 consists of the following:

	Millions of yen
	2016	2017
Transportation equipment	¥1,076,697	¥1,144,511
Measuring and information-related equipment	239,262	237,597
Real estate	531,155	451,367
Other	21,343	23,414

	1,868,457	1,856,889
Accumulated depreciation	(542,868)	(566,946)

Net	1,325,589	1,289,943
Accrued rental receivables	23,610	23,221

	¥1,349,199	¥1,313,164

For fiscal 2015, 2016 and 2017, gains from the disposition of real estate under operating leases included in operating lease revenues are ¥16,338 million, ¥18,768 million and ¥53,004 million, respectively, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥18,087 million, ¥19,572 million and ¥16,261 million, respectively.

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Depreciation expenses	¥177,038	¥184,768	¥185,277
Various expenses	61,119	60,301	58,260

	¥238,157	¥245,069	¥243,537

The operating lease contracts include non-cancelable lease terms that range up to 20 years at March 31, 2017. The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2018	¥206,777
2019	141,293
2020	99,764
2021	64,767
2022	39,853
Thereafter	55,866

Total	¥608,320